Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income (loss)	$ 11,419,000	$ (4,858,000)
Adjusted for the following items:
Depreciation	36,512,000	33,530,000
Income (loss) from investment in associates	(59,000)	12,931,000
Materials and supplies inventory provision	1,401,000	0
Share-based compensation	5,111,000	1,415,000
Interest and accretion	29,156,000	28,288,000
Revaluation of investment in Denarius	10,559,000	0
Loss (gain) on financial instruments	13,078,000	(13,120,000)
Loss (gain) on gold in trust	(30,000)	0
Amortization of deferred revenue	(3,930,000)	(828,000)
Unrealized foreign exchange loss (gain)	15,523,000	(1,939,000)
Change in provisions	58,000	(1,097,000)
Income tax expense	47,407,000	62,586,000
Revaluation of Aris Gold to acquisition price	0	31,050,000
Loss on derecognition of assets	0	1,311,000
Payment of PSUs	(47,000)	0
Settlement of provisions	(780,000)	0
Increase in cash in trust	(327,000)	(42,000)
Changes in non-cash operating working capital items	(7,919,000)	(21,599,000)
Operating cash flows before taxes	157,132,000	127,628,000
Income taxes paid	(52,433,000)	(50,716,000)
Net cash provided by operating activities	104,699,000	76,912,000
Investing Activities
Additions to mining interests, plant and equipment (net)	(113,716,000)	(115,007,000)
Purchase of interests in investments accounted for using the equity method	(5,105,000)	(1,266,000)
Increase in cash acquired with Aris Gold Transaction	0	95,126,000
Interest received on Aris Gold Convertible Debenture	0	335,000
Aris Gold note redemption payment	0	688,000
Interest paid	(6,732,000)	(1,409,000)
Sale of gold bullion	0	4,621,000
Net cash used in investing activities	(180,278,000)	(54,537,000)
Financing Activities
Repayment of Gold Notes	(7,388,000)	(1,847,000)
Payment of lease obligations	(2,982,000)	(3,051,000)
Interest paid	(25,145,000)	(21,964,000)
Proceeds from exercises of stock options and warrants	2,956,000	988,000
Increase in gold trust account	(769,000)	0
Repurchase of shares	0	(3,093,000)
Payment of dividends on common shares	0	(10,351,000)
Net cash used in financing activities	(33,328,000)	(39,318,000)
Impact of foreign exchange rate changes on cash and equivalents	4,068,000	(7,161,000)
Increase (decrease) in cash and cash equivalents	(104,839,000)	(24,104,000)
Cash and cash equivalents, beginning of period	299,461,000	323,565,000
Cash and cash equivalents, end of period	194,622,000	299,461,000
Soto Norte
Investing Activities
Purchase of interests in investments accounted for using the equity method	(50,000,000)	0
Financing Activities
Interest paid	(3,750,000)
Denarius
Adjusted for the following items:
Income (loss) from investment in associates		0
Investing Activities
Purchase of interests in investments accounted for using the equity method	(1,122,000)	(2,625,000)
Purchase of debenture	3,603,000	0
Aris Gold
Investing Activities
Purchase of debenture	$ 0	$ 35,000,000